AB Sustainable Thematic Credit Portfolio

Portfolio of Investments

January 31, 2023 (unaudited)

	Principal Amount (000)		U.S. $ Value

CORPORATES - INVESTMENT GRADE – 94.0%
Industrial – 51.5%
Basic – 1.5%
Arkema SA 0.125%, 10/14/2026(a)	EUR	200	$193,994
Ecolab, Inc. 2.75%, 08/18/2055	U.S.$	525	346,531
Inversiones CMPC SA 3.85%, 01/13/2030(a)		905	837,577
Packaging Corp. of America 4.05%, 12/15/2049		300	250,328
Sealed Air Corp. 1.573%, 10/15/2026(a)		1,485	1,306,149

			2,934,579

Capital Goods – 6.7%
CNH Industrial Capital LLC 1.45%, 07/15/2026		1,605	1,442,679
5.45%, 10/14/2025		360	365,988
Eaton Corp. 4.15%, 03/15/2033		380	367,874
4.70%, 08/23/2052		380	370,073
Emerson Electric Co. 2.625%, 02/15/2023		780	779,420
3.15%, 06/01/2025		715	694,831
John Deere Capital Corp. 4.75%, 01/20/2028		933	953,006
4.85%, 10/11/2029		263	271,160
Parker-Hannifin Corp. 4.20%, 11/21/2034		1,305	1,234,289
4.45%, 11/21/2044		325	298,500
6.25%, 05/15/2038		490	533,742
Regal Rexnord Corp. 6.30%, 02/15/2030(a)		104	105,886
6.40%, 04/15/2033(a)		123	125,960
Republic Services, Inc. 1.75%, 02/15/2032		1,275	1,027,404
Siemens Financieringsmaatschappij NV 1.20%, 03/11/2026(a)		960	867,408
Trane Technologies Global Holding Co., Ltd. 5.75%, 06/15/2043		495	522,818
Trane Technologies Luxembourg Finance SA 3.50%, 03/21/2026		405	388,630
Waste Management, Inc. 1.50%, 03/15/2031		470	381,083
2.95%, 06/01/2041		710	561,671
4.15%, 04/15/2032		370	363,806
Xylem, Inc./NY 1.95%, 01/30/2028		1,725	1,526,196

			13,182,424

	Principal Amount (000)		U.S. $ Value

Communications - Media – 1.2%
Charter Communications Operating LLC/Charter Communications Operating Capital 4.40%, 04/01/2033	U.S.$	390	$349,630
6.834%, 10/23/2055		630	625,623
TCI Communications, Inc. 7.875%, 02/15/2026		845	927,230
Thomson Reuters Corp. 5.50%, 08/15/2035		570	570,549

			2,473,032

Communications - Telecommunications – 5.0%
AT&T, Inc. 4.30%, 12/15/2042		397	349,802
British Telecommunications PLC 9.625%, 12/15/2030		760	955,837
Corning, Inc. 4.70%, 03/15/2037		62	59,904
5.35%, 11/15/2048		820	823,553
5.45%, 11/15/2079		280	269,629
Sprint Capital Corp. 8.75%, 03/15/2032		1,070	1,321,108
T-Mobile USA, Inc. 2.70%, 03/15/2032		1,765	1,493,537
3.60%, 11/15/2060		445	320,395
5.80%, 09/15/2062		285	299,061
Telefonica Emisiones SA 4.895%, 03/06/2048		695	586,485
TELUS Corp. 3.40%, 05/13/2032		390	345,910
Verizon Communications, Inc. 2.355%, 03/15/2032		416	342,754
2.85%, 09/03/2041		1,135	842,036
3.875%, 02/08/2029		835	803,849
Vodafone Group PLC 4.25%, 09/17/2050		930	766,546
5.125%, 06/19/2059		265	246,158

			9,826,564

Consumer Cyclical - Automotive – 2.7%
Aptiv PLC 4.35%, 03/15/2029		407	391,914
4.40%, 10/01/2046		180	143,002
5.40%, 03/15/2049		215	197,455
Aptiv PLC/Aptiv Corp. 4.15%, 05/01/2052		395	306,225
General Motors Co. 5.60%, 10/15/2032		695	686,177
5.95%, 04/01/2049		395	378,950
General Motors Financial Co., Inc. 2.70%, 06/10/2031		365	294,521
3.85%, 01/05/2028		435	407,715
6.05%, 10/10/2025		360	366,844
Lear Corp. 2.60%, 01/15/2032		1,165	914,483
4.25%, 05/15/2029		415	390,727
Mercedes-Benz Finance North America LLC 5.50%, 11/27/2024(a)		915	927,810

			5,405,823

	Principal Amount (000)		U.S. $ Value

Consumer Cyclical - Other – 0.9%
DR Horton, Inc. 2.50%, 10/15/2024	U.S.$	1,355	$1,304,137
PulteGroup, Inc. 6.00%, 02/15/2035		410	416,954

			1,721,091

Consumer Cyclical - Retailers – 1.6%
Home Depot, Inc. (The) 1.50%, 09/15/2028		1,425	1,241,861
Lowe’s Cos., Inc. 3.70%, 04/15/2046		665	528,766
5.50%, 10/15/2035		660	684,560
5.80%, 09/15/2062		645	671,075

			3,126,262

Consumer Non-Cyclical – 15.7%
Abbott Laboratories 4.75%, 11/30/2036		1,065	1,113,161
AbbVie, Inc. 3.60%, 05/14/2025		474	462,269
4.45%, 05/14/2046		435	400,658
4.875%, 11/14/2048		1,275	1,249,099
Amgen, Inc. 3.00%, 02/22/2029		552	506,561
4.40%, 05/01/2045		805	718,988
4.875%, 03/01/2053		380	360,828
AstraZeneca PLC 6.45%, 09/15/2037		445	530,231
Baxalta, Inc. 4.00%, 06/23/2025		942	924,514
Baxter International, Inc. 3.50%, 08/15/2046		1,405	1,051,886
Becton Dickinson and Co. 2.823%, 05/20/2030		1,130	1,004,650
Biogen, Inc. 2.25%, 05/01/2030		1,485	1,259,049
3.15%, 05/01/2050		150	107,606
Bristol-Myers Squibb Co. 3.70%, 03/15/2052		510	430,789
3.90%, 03/15/2062		495	418,378
4.25%, 10/26/2049		725	667,916
Cigna Corp. 2.375%, 03/15/2031		410	347,935
3.05%, 10/15/2027		820	769,244
4.80%, 08/15/2038		600	587,555
4.90%, 12/15/2048		260	249,097
CVS Health Corp. 4.78%, 03/25/2038		900	861,401
4.875%, 07/20/2035		1,305	1,298,211
Danaher Corp. 2.60%, 10/01/2050		225	155,269
4.375%, 09/15/2045		610	586,378
DH Europe Finance II SARL 3.40%, 11/15/2049		450	363,794
Eli Lilly & Co. 2.75%, 06/01/2025		958	923,562

	Principal Amount (000)		U.S. $ Value

Fresenius Medical Care US Finance III, Inc. 3.00%, 12/01/2031(a)	U.S.$	945	$741,670
Gilead Sciences, Inc. 2.50%, 09/01/2023		1,545	1,522,465
4.50%, 02/01/2045		320	300,890
4.75%, 03/01/2046		375	364,059
4.80%, 04/01/2044		410	404,356
HCA, Inc. 3.50%, 07/15/2051		425	298,090
5.50%, 06/15/2047		735	700,426
Kaiser Foundation Hospitals Series 2021 2.81%, 06/01/2041		200	154,480
Medtronic, Inc. 4.375%, 03/15/2035		365	363,117
Merck & Co., Inc. 1.90%, 12/10/2028		1,800	1,588,492
2.90%, 12/10/2061		225	156,738
Pfizer, Inc. 1.75%, 08/18/2031		695	581,057
4.125%, 12/15/2046		775	732,160
7.20%, 03/15/2039		285	365,630
Roche Holdings, Inc. 2.132%, 03/10/2025(a)		1,970	1,880,958
Stryker Corp. 1.15%, 06/15/2025		1,008	931,011
Takeda Pharmaceutical Co., Ltd. 3.175%, 07/09/2050		340	248,548
Thermo Fisher Scientific, Inc. 2.80%, 10/15/2041		1,275	1,001,082
Wyeth LLC 5.95%, 04/01/2037		265	300,592
Zoetis, Inc. 2.00%, 05/15/2030		755	639,907
5.40%, 11/14/2025		244	249,517

			30,874,274

Services – 3.6%
Global Payments, Inc. 3.20%, 08/15/2029		1,970	1,749,064
5.95%, 08/15/2052		405	399,556
Mastercard, Inc. 3.85%, 03/26/2050		2,565	2,327,162
Moody’s Corp. 5.25%, 07/15/2044		265	270,135
PayPal Holdings, Inc. 3.25%, 06/01/2050		900	671,057
5.25%, 06/01/2062		295	291,068
RELX Capital, Inc. 4.75%, 05/20/2032		60	59,753
S&P Global, Inc. 2.30%, 08/15/2060		590	357,174
2.90%, 03/01/2032(a)		863	764,319
3.90%, 03/01/2062(a)		235	198,941
4.25%, 05/01/2029(a)		58	57,038

			7,145,267

	Principal Amount (000)		U.S. $ Value

Technology – 12.6%
Apple, Inc. 4.10%, 08/08/2062	U.S.$	190	$169,509
Autodesk, Inc. 2.40%, 12/15/2031		1,570	1,317,394
Broadridge Financial Solutions, Inc. 2.60%, 05/01/2031		1,460	1,240,655
CDW LLC/CDW Finance Corp. 3.276%, 12/01/2028		444	390,660
4.125%, 05/01/2025		1,545	1,496,130
Cisco Systems, Inc. 5.50%, 01/15/2040		1,075	1,187,688
5.90%, 02/15/2039		50	57,173
Entegris Escrow Corp. 4.75%, 04/15/2029(a)		390	365,906
Fidelity National Information Services, Inc. 4.50%, 07/15/2025		470	466,015
5.625%, 07/15/2052		818	823,818
HP, Inc. 5.50%, 01/15/2033		740	726,898
Intel Corp. 3.10%, 02/15/2060		1,580	1,048,756
3.25%, 11/15/2049		210	151,633
5.05%, 08/05/2062		765	715,768
International Business Machines Corp. 3.43%, 02/09/2052		575	436,338
4.00%, 06/20/2042		865	753,997
4.50%, 02/06/2026		527	527,538
4.90%, 07/27/2052		735	715,060
Jabil, Inc. 4.25%, 05/15/2027		370	359,417
KLA Corp. 4.95%, 07/15/2052		510	512,729
5.00%, 03/15/2049		900	895,256
Lam Research Corp. 2.875%, 06/15/2050		1,220	879,123
3.125%, 06/15/2060		480	341,570
Micron Technology, Inc. 2.703%, 04/15/2032		1,610	1,284,653
6.75%, 11/01/2029		189	201,220
Microsoft Corp. 2.675%, 06/01/2060		500	347,161
NXP BV/NXP Funding LLC/NXP USA, Inc. 3.15%, 05/01/2027		515	477,158
3.25%, 05/11/2041		705	522,493
5.00%, 01/15/2033		365	356,461
QUALCOMM, Inc. 4.65%, 05/20/2035		1,465	1,499,631
6.00%, 05/20/2053		325	373,052
Salesforce.com, Inc. 2.90%, 07/15/2051		642	458,588
SK Hynix, Inc. 6.375%, 01/17/2028(a)		485	491,923

	Principal Amount (000)		U.S. $ Value

Skyworks Solutions, Inc. 3.00%, 06/01/2031	U.S.$	1,785	$1,470,744
Texas Instruments, Inc. 4.10%, 08/16/2052		272	259,083
4.60%, 02/15/2028		545	556,109
Western Digital Corp. 2.85%, 02/01/2029		309	251,952
3.10%, 02/01/2032		530	406,964
Workday, Inc. 3.70%, 04/01/2029		56	52,822
3.80%, 04/01/2032		146	133,522

			24,722,567

			101,411,883

Financial Institutions – 33.9%
Banking – 24.3%
ABN AMRO Bank NV 2.47%, 12/13/2029(a)		1,800	1,519,302
4.80%, 04/18/2026(a)		600	586,136
AIB Group PLC 4.263%, 04/10/2025(a)		570	558,119
7.583%, 10/14/2026(a)		539	557,121
Banco Santander SA 2.749%, 12/03/2030		1,000	802,851
4.175%, 03/24/2028		400	380,208
4.25%, 04/11/2027		400	388,533
5.179%, 11/19/2025		200	198,612
5.294%, 08/18/2027		400	400,312
Bank of America Corp. 2.456%, 10/22/2025		535	511,610
2.572%, 10/20/2032		325	269,139
2.884%, 10/22/2030		470	411,931
3.194%, 07/23/2030		190	170,261
3.384%, 04/02/2026		385	372,291
3.846%, 03/08/2037		985	859,521
4.078%, 04/23/2040		835	746,758
4.376%, 04/27/2028		375	366,755
4.827%, 07/22/2026		370	369,108
Bank of Ireland Group PLC 6.253%, 09/16/2026(a)		370	374,217
Barclays PLC 7.385%, 11/02/2028		627	678,086
8.00%, 03/15/2029(b)		385	386,128
BNP Paribas SA 2.159%, 09/15/2029(a)		1,475	1,249,886
2.871%, 04/19/2032(a)		200	167,384
4.625%, 02/25/2031(a) (b)		264	216,566
6.625%, 03/25/2024(a) (b)		200	196,913
7.375%, 08/19/2025(a) (b)		470	472,166
7.75%, 08/16/2029(a) (b)		218	224,074
BPCE SA 4.625%, 07/11/2024(a)		855	839,082
5.15%, 07/21/2024(a)		375	371,290
5.975%, 01/18/2027(a)		277	279,925

	Principal Amount (000)		U.S. $ Value

CaixaBank SA 6.208%, 01/18/2029(a)	U.S.$	259	$262,249
Capital One Financial Corp. Zero Coupon, 02/01/2029		116	116,683
4.985%, 07/24/2026		375	372,453
Citigroup, Inc. 2.904%, 11/03/2042		1,005	752,681
3.29%, 03/17/2026		780	750,905
Series Y 4.15%, 11/15/2026(b)		887	792,755
Cooperatieve Rabobank UA 3.75%, 07/21/2026		1,160	1,107,866
4.00%, 04/10/2029(a)		800	773,039
4.375%, 06/29/2027(a) (b)	EUR	200	200,662
Credit Agricole SA 0.125%, 12/09/2027		200	184,632
1.247%, 01/26/2027(a)	U.S.$	1,285	1,146,108
Deutsche Bank AG/New York NY 2.311%, 11/16/2027		877	773,865
3.742%, 01/07/2033		920	726,450
6.72%, 01/18/2029		249	261,543
Discover Financial Services 6.70%, 11/29/2032		213	227,618
Goldman Sachs Group, Inc. (The) 1.948%, 10/21/2027		805	720,371
3.691%, 06/05/2028		500	476,902
4.223%, 05/01/2029		350	337,659
4.411%, 04/23/2039		465	429,728
4.482%, 08/23/2028		380	373,660
ING Groep NV 1.40%, 07/01/2026(a)		950	862,569
6.50%, 04/16/2025(b)		680	660,352
Intesa Sanpaolo SpA 3.875%, 01/12/2028(a)		460	419,118
5.017%, 06/26/2024(a)		730	710,806
Series XR 4.00%, 09/23/2029(a)		1,170	1,045,740
KBC Group NV 5.796%, 01/19/2029(a)		229	231,872
Lloyds Banking Group PLC 3.574%, 11/07/2028		310	288,419
4.65%, 03/24/2026		630	619,359
4.716%, 08/11/2026		380	374,672
7.953%, 11/15/2033		533	607,481
Mitsubishi UFJ Financial Group, Inc. 0.848%, 07/19/2029(a)	EUR	200	183,652
1.64%, 10/13/2027	U.S.$	461	405,673
5.354%, 09/13/2028		370	375,233
Morgan Stanley 2.475%, 01/21/2028		907	827,155
3.62%, 04/17/2025		560	549,846
4.889%, 07/20/2033		555	549,977
5.123%, 02/01/2029		417	421,512
6.296%, 10/18/2028		705	745,166
Series I 0.864%, 10/21/2025		475	440,734

	Principal Amount (000)		U.S. $ Value

Nationwide Building Society 2.972%, 02/16/2028(a)	U.S.$	1,065	$967,595
NatWest Group PLC 7.472%, 11/10/2026		265	280,083
PNC Financial Services Group, Inc. (The) 5.068%, 01/24/2034		190	191,571
Santander Holdings USA, Inc. 4.26%, 06/09/2025		290	283,751
Santander UK Group Holdings PLC 2.469%, 01/11/2028		514	455,472
6.833%, 11/21/2026		905	935,351
Shinhan Bank Co., Ltd. 4.375%, 04/13/2032(a)		385	353,671
Societe Generale SA 2.797%, 01/19/2028(a)		960	862,721
2.889%, 06/09/2032(a)		1,480	1,204,131
8.00%, 09/29/2025(a) (b)		645	652,656
Standard Chartered PLC 1.214%, 03/23/2025(a)		955	904,721
2.608%, 01/12/2028(a)		920	828,668
State Street Corp. 4.857%, 01/26/2026		147	147,518
Sumitomo Mitsui Financial Group, Inc. 2.472%, 01/14/2029		920	798,634
5.464%, 01/13/2026		933	945,628
Svenska Handelsbanken AB 4.75%, 03/01/2031(a) (b)		1,000	857,912
Synchrony Bank 5.625%, 08/23/2027		570	567,453
UniCredit SpA 1.982%, 06/03/2027(a)		621	543,846

			47,812,832

Finance – 0.3%
Synchrony Financial 3.95%, 12/01/2027		295	272,849
4.875%, 06/13/2025		285	279,667

			552,516

Insurance – 4.1%
Allianz SE 3.20%, 10/30/2027(a) (b)		1,400	1,125,962
Assicurazioni Generali SpA 2.124%, 10/01/2030(a)	EUR	545	498,071
2.429%, 07/14/2031(a)		470	429,597
Centene Corp. 2.50%, 03/01/2031	U.S.$	1,295	1,059,855
2.625%, 08/01/2031		708	580,080
Humana, Inc. 2.15%, 02/03/2032		635	515,846
4.50%, 04/01/2025		660	657,077
5.75%, 03/01/2028		177	184,581
Prudential Financial, Inc. 5.20%, 03/15/2044		1,150	1,127,524

	Principal Amount (000)		U.S. $ Value

Voya Financial, Inc. 5.65%, 05/15/2053	U.S.$	1,768	$1,760,535
Zurich Finance Ireland Designated Activity Co. 3.00%, 04/19/2051(a)		200	159,349

			8,098,477

REITs – 5.2%
Alexandria Real Estate Equities, Inc. 2.00%, 05/18/2032		385	307,226
2.95%, 03/15/2034		1,158	977,232
American Homes 4 Rent LP 3.375%, 07/15/2051		845	582,532
American Tower Corp. 2.95%, 01/15/2051		475	312,757
3.70%, 10/15/2049		510	384,158
3.80%, 08/15/2029		285	266,367
Boston Properties LP 4.50%, 12/01/2028		1,400	1,347,462
6.75%, 12/01/2027		183	193,854
Digital Dutch Finco BV 1.00%, 01/15/2032(a)	EUR	800	645,766
Equinix, Inc. 3.90%, 04/15/2032	U.S.$	385	354,126
Healthpeak Properties, Inc. 1.35%, 02/01/2027		677	602,714
MPT Operating Partnership LP/MPT Finance Corp. 5.00%, 10/15/2027		1,445	1,221,860
Omega Healthcare Investors, Inc. 3.25%, 04/15/2033		765	575,876
Prologis LP 1.25%, 10/15/2030		1,155	913,631
3.00%, 04/15/2050		240	174,285
Ventas Realty LP 5.70%, 09/30/2043		290	283,901
Welltower OP LLC 4.95%, 09/01/2048		765	679,473
Weyerhaeuser Co. 3.375%, 03/09/2033		390	343,780
7.375%, 03/15/2032		22	25,455

			10,192,455

			66,656,280

Utility – 8.6%
Electric – 8.2%
Avangrid, Inc. 3.20%, 04/15/2025		1,515	1,456,198
Commonwealth Edison Co. 3.00%, 03/01/2050		205	150,520
Series 133 3.85%, 03/15/2052		465	395,461
Consolidated Edison Co. of New York, Inc. Series 05-A 5.30%, 03/01/2035		225	232,277

	Principal Amount (000)		U.S. $ Value

3.70%, 11/15/2059	U.S.$	505	$394,955
4.50%, 05/15/2058		855	766,564
Series A 4.125%, 05/15/2049		155	134,562
Consorcio Transmantaro SA 4.70%, 04/16/2034(a)		890	826,699
EDP Finance BV 1.71%, 01/24/2028(a)		2,720	2,323,653
Enel Finance International NV 2.25%, 07/12/2031(a)		1,270	987,765
6.80%, 09/15/2037(a)		280	296,975
7.50%, 10/14/2032(a)		200	224,530
Engie SA 3.25%, 11/28/2024(a) (b)	EUR	200	212,538
Florida Power & Light Co. 4.125%, 02/01/2042	U.S.$	85	77,816
4.125%, 06/01/2048		435	394,297
5.69%, 03/01/2040		160	175,505
Iberdrola International BV Series NC9 1.825%, 08/09/2029(a) (b)	EUR	1,100	947,643
NextEra Energy Capital Holdings, Inc. 1.90%, 06/15/2028	U.S.$	897	785,835
2.25%, 06/01/2030		440	373,094
4.80%, 12/01/2077		325	292,176
5.00%, 07/15/2032		540	549,418
Niagara Mohawk Power Corp. 1.96%, 06/27/2030(a)		1,090	894,300
5.783%, 09/16/2052(a)		370	397,562
Public Service Electric and Gas Co. 3.10%, 03/15/2032		743	673,296
3.80%, 03/01/2046		615	526,187
3.85%, 05/01/2049		460	395,409
Public Service Enterprise Group, Inc. 5.85%, 11/15/2027		355	372,754
San Diego Gas & Electric Co. Series WWW 2.95%, 08/15/2051		1,275	928,777

			16,186,766

Other Utility – 0.4%
American Water Capital Corp. 3.25%, 06/01/2051		735	557,619
3.45%, 05/01/2050		195	153,423

			711,042

			16,897,808

Total Corporates - Investment Grade (cost $211,127,382)			184,965,971

	Principal Amount (000)		U.S. $ Value

CORPORATES - NON-INVESTMENT GRADE – 2.0%
Industrial – 2.0%
Capital Goods – 0.4%
Clean Harbors, Inc. 4.875%, 07/15/2027(a)	U.S.$	95	$91,641
GFL Environmental, Inc. 4.375%, 08/15/2029(a)		251	222,592
5.125%, 12/15/2026(a)		445	433,026

			747,259

Communications - Media – 0.4%
CCO Holdings LLC/CCO Holdings Capital Corp. 4.75%, 02/01/2032(a)		889	755,435

Consumer Cyclical - Automotive – 0.9%
Dana, Inc. 4.25%, 09/01/2030		935	792,789
Ford Motor Co. 3.25%, 02/12/2032		871	691,649
6.10%, 08/19/2032		285	279,656

			1,764,094

Consumer Non-Cyclical – 0.2%
US Acute Care Solutions LLC 6.375%, 03/01/2026(a)		455	412,066

Services – 0.1%
Block, Inc. 3.50%, 06/01/2031		200	167,804

Total Corporates - Non-Investment Grade (cost $4,480,586)			3,846,658

EMERGING MARKETS - CORPORATE BONDS – 1.3%
Industrial – 1.1%
Basic – 0.8%
Klabin Austria GmbH 3.20%, 01/12/2031(a)		2,040	1,662,600

Energy – 0.3%
ReNew Power Pvt Ltd. 5.875%, 03/05/2027(a)		530	505,090

			2,167,690

Financial Institutions – 0.2%
Banking – 0.2%
Itau Unibanco Holding SA/Cayman Island 3.875%, 04/15/2031(a)		480	437,640

Total Emerging Markets - Corporate Bonds (cost $3,034,248)			2,605,330

	Principal Amount (000)		U.S. $ Value

GOVERNMENTS - TREASURIES – 1.0%
United States – 1.0%
U.S. Treasury Notes 4.25%, 09/30/2024 (cost $1,867,775)	U.S.$	1,863	$1,858,852

SUPRANATIONALS – 0.4%
International Bank for Reconstruction & Development Zero Coupon, 03/31/2027 (cost $928,182)		970	871,136

LOCAL GOVERNMENTS - US MUNICIPAL BONDS – 0.0%
United States – 0.0%
Metropolitan Transportation Authority Series 2020-C 5.175%, 11/15/2049 (cost $78,489)		65	59,957

	Shares

SHORT-TERM INVESTMENTS – 1.5%
Investment Companies – 1.3%
AB Fixed Income Shares, Inc. - Government Money Market Portfolio - Class AB, 4.15%(c) (d) (e) (cost $2,634,160)		2,634,160	2,634,160

	Principal Amount (000)

Time Deposits – 0.2%
Citibank, London 1.13%, 02/01/2023	EUR	49	52,961
Citibank, New York 3.68%, 02/01/2023	U.S.$	284	283,803

Total Time Deposits (cost $336,764)			336,764

Total Short-Term Investments (cost $2,970,924)			2,970,924

Total Investments – 100.2% (cost $224,487,586)(f)			197,178,828
Other assets less liabilities – (0.2)%			(432,089)

Net Assets – 100.0%			$196,746,739

FUTURES

Description	Number of Contracts	Expiration Month	Current Notional	Value and Unrealized Appreciation (Depreciation)
Purchased Contracts
U.S. T-Note 2 Yr (CBT) Futures	16	March 2023	$3,290,375	$13,000
U.S. T-Note 5 Yr (CBT) Futures	8	March 2023	873,938	7,781
U.S. Ultra Bond (CBT) Futures	28	March 2023	3,969,000	151,531
Sold Contracts
Euro-BOBL Futures	7	March 2023	892,659	16,873
Euro-Bund Futures	10	March 2023	1,487,439	46,737
Euro-Schatz Futures	9	March 2023	1,034,646	9,523
U.S. 10 Yr Ultra Futures	29	March 2023	3,514,891	(48,828)

				$196,617

FORWARD CURRENCY EXCHANGE CONTRACTS

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation (Depreciation)
UBS AG	EUR	3,134	USD	3,308	02/27/2023	$(104,031)

(a)

Security is exempt from registration under Rule 144A or Regulation S of the Securities Act of 1933. These securities are considered restricted, but liquid and may be resold in transactions exempt from registration. At January 31, 2023, the aggregate market value of these securities amounted to $43,979,956 or 22.4% of net assets.

(b)	Securities are perpetual and, thus, do not have a predetermined maturity date. The date shown, if applicable, reflects the next call date.
(c)	To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov, or call AB at (800) 227-4618.
(d)	The rate shown represents the 7-day yield as of period end.
(e)	Affiliated investments.
(f)

As of January 31, 2023, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $1,325,789 and gross unrealized depreciation of investments was $(28,541,961), resulting in net unrealized depreciation of $(27,216,172).

Currency Abbreviations:

EUR – Euro

USD – United States Dollar

Glossary:

BOBL – Bundesobligationen

CBT – Chicago Board of Trade

REIT – Real Estate Investment Trust

COUNTRY BREAKDOWN1

January 31, 2023 (unaudited)

69.4%	United States
5.0%	United Kingdom
4.3%	France
2.9%	Netherlands
2.8%	Germany
2.6%	Italy
2.0%	Spain
1.5%	Japan
1.2%	Portugal
1.1%	Brazil
1.0%	Switzerland
0.8%	Canada
0.8%	Ireland
3.1%	Other
1.5%	Short-Term Investments

100.0%	Total Investments

[1]

The Fund’s country breakdown is expressed as a percentage of total investments and may vary over time. The Fund also enters into derivative transactions, which may be used for hedging or investment purposes (see “Portfolio of Investments” section of the report for additional details). “Other” country weightings represent 0.7% or less in the following: Belgium, Chile, China, India, Peru, South Korea, Supranational and Sweden.

AB Sustainable Thematic Credit Portfolio

January 31, 2023 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1 - quoted prices in active markets for identical investments
•	Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The fair value of debt instruments, such as bonds, and over-the-counter derivatives is generally based on market price quotations, recently executed market transactions (where observable) or industry recognized modeling techniques and are generally classified as Level 2. Pricing vendor inputs to Level 2 valuations may include quoted prices for similar investments in active markets, interest rate curves, coupon rates, currency rates, yield curves, option adjusted spreads, default rates, credit spreads and other unique security features in order to estimate the relevant cash flows which are then discounted to calculate fair values. If these inputs are unobservable and significant to the fair value, these investments will be classified as Level 3.

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

Other fixed income investments, including non-U.S. government and corporate debt, are generally valued using quoted market prices, if available, which are typically impacted by current interest rates, maturity dates and any perceived credit risk of the issuer. Additionally, in the absence of quoted market prices, these inputs are used by pricing vendors to derive a valuation based upon industry or proprietary models which incorporate issuer specific data with relevant yield/spread comparisons with more widely quoted bonds with similar key characteristics. Those investments for which there are observable inputs are classified as Level 2. Where the inputs are not observable, the investments are classified as Level 3.

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of January 31, 2023:

Investments in Securities	Level 1	Level 2		Level 3	Total
Assets:
Corporates - Investment Grade	$216,566	$184,749,405		$-0-	$184,965,971
Corporates - Non-Investment Grade	-0-	3,846,658		-0-	3,846,658
Emerging Markets - Corporate Bonds	-0-	2,605,330		-0-	2,605,330
Governments - Treasuries	-0-	1,858,852		-0-	1,858,852
Supranationals	-0-	871,136		-0-	871,136
Local Governments - US Municipal Bonds	-0-	59,957		-0-	59,957
Short-Term Investments:
Investment Companies	2,634,160	-0-		-0-	2,634,160
Time Deposits	-0-	336,764		-0-	336,764

Total Investments in Securities	2,850,726	194,328,102	†	-0-	197,178,828
Other Financial Instruments*:
Assets
Futures	245,445	-0-		-0-	245,445
Liabilities
Futures	(48,828)	-0-		-0-	(48,828)
Forward Currency Exchange Contracts	-0-	(104,031)		-0-	(104,031)

Total	$3,047,343	$194,224,071		$-0-	$197,271,414

*

Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation (depreciation) on the instrument. Other financial instruments may also include swaps with upfront premiums, written options and written swaptions which are valued at market value.

†

A significant portion of the Fund’s foreign equity investments are categorized as Level 2 investments since they are valued using fair value prices based on third party vendor modeling tools to the extent available.

A summary of the Fund’s transactions in AB mutual funds for the three months ended January 31, 2023 is as follows:

Fund	Market Value 10/31/22 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Market Value 1/31/23 (000)	Dividend Income (000)
Government Money Market Portfolio	$6,929	$11,599	$15,894	$2,634	$27